Significant Accounting Policies - Summary of lease commitments and the discounted portion of the lease commitment (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Lease Commitments as at December 31, 2018 under IAS 17	$ 5,534,933
Less: Operating expenses of Leases	(1,611,366)
Less: Impact of Discounting on Lease liability	(701,187)
Lease liability as at January 1, 2019 under IFRS 16	$ 3,222,380	$ 4,031,015	$ 2,644,967